Schedule of Future Minimum Lease Payments Under Finance Leases (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Present value of net minimum lease payments
Capital Leases Future Minimum Payments Due In current year		7,233,000
Capital Leases Future Minimum Payments Due In two years		7,233,000
Capital Leases Future Minimum Payments Due In three years		1,407,000
Capital Leases Future Minimum Payments Due		15,873,000
Less: Amount representing interest		(1,117,000)
Present value of net minimum lease payments		14,756,000
Capital Lease Obligations
Current	1,113,000	7,006,000	0
Non Current	1,231,000	7,750,000	0
Capital Lease Obligations		14,756,000